THE VIRTUS FUNDS


SUPPLEMENT TO TRUST SHARES COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 1995 AND INVESTMENT SHARES COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 1995

Please insert the following as the fourth sentence in the third paragraph under the section "Performance Comparisons" on page 29:

     "The Style Manager Fund and The Style Manager: Large Cap Fund may also from time to time provide information on, or use quotations from, studies of investment analysts dealing with the management of equity portfolios on the basis of "style" selection (i.e., value vs. growth) and stock "size" (i.e., large cap vs. small cap) and may also use historical data demonstrating the performance records of the value, growth, large cap and small cap components of the equity market, and combinations thereof."

                                                                 March 20, 1996
   FEDERATED SECURITIES CORP.


   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779